Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of Group's Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Advertising expense	272,228	360,876
Net operating loss carry-forward	178,378	203,839
Accrued expenses	22,293	23,983
Impairment on long-term investments	15,617	20,742
Less: valuation allowance	(456,021)	(574,591)

Deferred tax assets, net	32,495	34,849

Deferred tax liabilities:
Intangible assets acquired	171,803	5,956
Withholding income tax	—	207,428

Deferred tax liabilities, net	171,803	213,384

Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax
Reconciliation between income tax expense computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision for income tax is as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net income before provision for income tax	3,867,919	2,898,534	(2,095,064)
PRC statutory tax rate	25%	25%	25%
Income tax expense (benefit) at statutory tax rate	966,980	724,634	(523,766)
Permanent differences and Research and development super-deduction	24,406	(11,861)	(55,871)
Change in valuation allowance	39,427	95,240	118,570
Effect of income tax rate difference in other jurisdictions	257,449	123,778	1,201,729
Effect of tax holidays and preferential tax rates	(404,461)	(282,775)	(195,209)
Effect of the preferential tax rate adjustment of prior year’s EIT	—	(113,396)	(60,325)
Effect of PRC withholding tax	—	220,000	337,428

Provision for income tax	883,801	755,620	822,556

Increase in Income Tax Expenses and Net Income Per Share Amounts
If Beijing Momo IT, Chengdu Momo and Tantan Technology did not enjoy income tax exemptions and preferential tax rates for the years ended December 31, 2019, 2020 and 2021, the increase in income tax expenses and resulting net income (loss) per share amounts would be as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Increase in income tax expenses	404,461	282,775	195,209
Net income (loss) per ordinary share attributable to Momo Inc. - basic	6.18	4.37	(7.68)
Net income (loss) per ordinary share attributable to Momo Inc. - diluted	5.86	4.20	(7.68)